Risk management (Tables)	12 Months Ended
Dec. 31, 2020
Risk management
Summary of sensitivity to reasonably possible changes in US Dollar and Euro exchange rates against Ruble

		Effect on profit before tax
	change in US Dollar	Gain/(loss)
2020	+10%	192
	-10%	(192)

2019	+13%	147
	-11%	(124)

		Effect on profit before tax
	change in Euro	Gain/(loss)
2020	+10%	(2)
	- 10%	2

2019	+13%	192
	-11%	(162)

Summary of maturity profile of financial liabilities

		Due:
				More than a
	Total	On demand	Within a year	year
Debt (Note 17)	6,640	1,549	91	5,000
Lease liabilities (Note 21)	1,116	—	354	762
Trade and other payables (Note 18)	29,528	29,528	—	—
Customer accounts and amounts due to banks (Note 19)	12,337	11,181	1,120	36
Total as of December 31, 2020	49,621	42,258	1,565	5,798

		Due:
				More than a
	Total	On demand	Within a year	year
Debt (Note 17)	1,545	—	—	1,545
Lease liabilities (Note 21)	1,357	—	340	1,017
Trade and other payables (Note 18)	27,295	27,295	—	—
Customer accounts and amounts due to banks (Note 19)	21,963	18,712	2,807	444
Total as of December 31, 2019	52,160	46,007	3,147	3,006

Summary of credit risk exposure using provision matrix

December 31, 2020	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	0.13%	1%	69%	92%
Exposure at default	6,092	1,035	230	118	7,475
Expected credit loss	(8)	(7)	(159)	(109)	(283)

December 31, 2019	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	0.10%	1%	57%	94%
Exposure at default	5,143	490	362	76	6,071
Expected credit loss	(6)	(3)	(208)	(71)	(288)

Summary of largest counterparties balances

	Trade and other receivables
	As of December 31,	As of December 31,
	2019	2020
Concentration of credit risks by main counterparties, % from total amount
Top 5 counterparties	43%	54%
Others	57%	46%